INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details 2) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest		33.00%
Book value		$ 117,191	$ 281,237
Cfc Sk Eldorado Latam Advisory Company S.A.S.
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest	[1]	50.00%	50.00%
Book value	[1]	$ 345	$ 258
Cfc Sk El Dorado Latam Management Company Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest	[1]	50.00%	50.00%
Book value	[1]	$ 4,568	$ 2,993
Cfc Sk El Dorado Latam Capital Partner Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest	[1]	50.00%	50.00%
Book value	[1]	$ 495	$ 472
Cfc Sk El Dorado Latam Fund L.P.
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest	[1]	0.00%	50.00%
Book value	[1]	$ 0	$ 12,395
Concesionaria Ruta Del Sol S.A.S.
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest	[2]	33.00%	33.00%
Book value	[2]	$ 111,783	$ 252,474
Concesionaria Vial Del Pacífico
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest	[3]	0.00%	50.00%
Book value	[3]	$ 0	$ 1,479
Concesionaria Nueva Vía Al Mar
Disclosure of investments in associates and joint ventures [Line Items]
Ownership interest	[3]	0.00%	60.00%
Book value	[3]	$ 0	$ 11,166

[1]	Different joint businesses executed by Grupo Aval’s subsidiaries with specific purposes wherein the joint business assumes no responsibilites for business results, not requiring significant equity resources from Grupo Aval. In June 2017 Cfc Sk El Dorado Latam Fund L.P. went from being a Joint venture to an investment in equity securities in the trading portfolio.
[2]	Estudios Proyectos del Sol S.A.S ("Episol"), 100% owned subsidiary of Corficolombiana S.A. carried out an impairment analysis on its investment in Concesionaria Ruta del Sol S.A.S (CRDS), a company in which it participates in 33% of its share capital, reflecting an adjustment in the amount of Ps.140,691 for 2017. The attribuitable part of the Episol (CRDS) adjustment amounted to Ps. 63,015.The balance of this investment after the impairment expense amounts to Ps.111,783. Matters referring to the nullity of the Ruta del Sol Sector 2 contract ("Concession Contract"), the claims of the parties, the Settlement Completion and Early Eventual Termination Agreement signed in February 2017, the liquidation formula of the Concession Contract, the liquidation value of the work and the amounts to be recognized are the subject of debate within the framework of the Arbitration Tribunal that will resolve the differences between CRDS and the Agencia Nacional de Infraestructura - ANI. Although no award has been made and no date is known for said award to be made, Episol considered it appropriate to make the aforementioned impairment expense on the value of its investment. Notwithstanding the foregoing, Episol will continue to defend its legitimate rights and interests in the aforementioned arbitration process, and in any other forum that may be required.
[3]	As of December 2017, the investment ceased to be a Joint Venture and became a subsidiary. (See note 17, this acquisition is considered non-significant).